Consolidated Combined Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 19,493,171	$ 21,574,076	$ 1,317,853
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,996,753	170,446	73,221
Depreciation and amortization	2,320,731	871,408	165,026
Share of profit in equity method investments	(4,224,281)	(493,573)	(48,952)
Deferred income taxes	(812,262)	(2,510,931)	271,151
Loss on disposal of property and equipment	12,325	43,422
Write-off of other receivable	(155,171)
Changes in assets and liabilities:
Accounts receivable	(984,291)	361,301	(664,681)
Due from related party	(202,267)
Prepayments and other current assets	360,721	(76,423)	(453,490)
Other assets	(713,993)	(1,040,813)
Accounts payable	(122,878)	344,698
Income taxes payable	2,187,076	(21,917)	21,917
Due to related parties	(25,711)	38,826
Advance from customers	1,539,111	5,187,295	3,449,826
Deferred revenue	2,129,741	8,878,856	1,858,110
Accrued expenses and other current liabilities	(412,638)	3,685,152	799,579
Net cash provided by operating activities	22,386,137	37,011,823	6,789,560
Investing activities:
Purchases of property and equipment	(826,122)	(2,973,520)	(839,252)
Purchase of intangible asset	(1,233,020)		(141,669)
Collection of amounts due from related party		56,114
Payment of loans to shareholders of a VIE		(366,129)
Investments in equity method investees	(1,118,538)	(493,185)
Cash acquired from combination			21,893
Proceeds from sale of equity method investment in Elyn	3,885,000
Net cash provided by (used in) investing activities	707,320	(3,776,720)	(959,028)
Financing activities:
Proceeds from issuance of ordinary shares	69,414,516
Issuance cost of ordinary shares	(6,943,426)	(414,430)
Proceeds from issuance of Series A preferred shares			5,000,000
Payment of preferred share issuance costs			(51,282)
Cash dividends paid	(8,950,000)	(1,050,000)
Capital contribution in a VIE			366,129
Repayment of related party borrowings			(499,729)
Repurchase of ordinary shares	(562,502)		(160,000)
Net cash provided by (used in) financing activities	52,958,588	(1,464,430)	4,655,118
Effect of exchange rate changes	1,539,719	481,556	778
Net increase in cash and cash equivalents	77,591,764	32,252,229	10,486,428
Cash and cash equivalents, beginning of the year	43,087,134	10,834,905	348,477
Cash and cash equivalents, end of the year	120,678,898	43,087,134	10,834,905
Supplemental disclosure of cash flow information:
Income taxes paid	352,255	21,917
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses	80,942	76,567
Initial public offering costs not yet paid	$ 349,259	$ 252,060